UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Samsung Life Investment (America), Ltd.
Address: 152 West 57th Street
         7th Floor
         New York, NY  10019

13F File Number:  028-14614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kugjae Lee
Title:     Compliance Officer
Phone:     212-421-6753

Signature, Place, and Date of Signing:

 /s/  Kugjae Lee     New York, NY     November 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:    $122,911 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     2436     9580 SH       SOLE                     9580        0        0
APACHE CORP                    COM              037411105     1850    21400 SH       SOLE                    21400        0        0
APPLE INC                      COM              037833100     6072     9100 SH       SOLE                     9100        0        0
AT&T INC                       COM              00206R102     1244    33000 SH       SOLE                    33000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1077   122000 SH       SOLE                   122000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     1400    61900 SH       SOLE                    61900        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     3087    35000 SH       SOLE                    35000        0        0
BOEING CO                      COM              097023105     1274    18300 SH       SOLE                    18300        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     3767   111600 SH       SOLE                   111600        0        0
CATERPILLAR INC DEL            COM              149123101     1618    18800 SH       SOLE                    18800        0        0
CHEVRON CORP NEW               COM              166764100     1317    11300 SH       SOLE                    11300        0        0
CONOCOPHILLIPS                 COM              20825C104     2344    41000 SH       SOLE                    41000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1077    17800 SH       SOLE                    17800        0        0
DISCOVER FINL SVCS             COM              254709108     1530    38500 SH       SOLE                    38500        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2431    46500 SH       SOLE                    46500        0        0
DOVER CORP                     COM              260003108     1969    33100 SH       SOLE                    33100        0        0
DUKE ENERGY CORP NEW           COM NEW          26441C204     1277    19700 SH       SOLE                    19700        0        0
EATON CORP                     COM              278058102     1509    31920 SH       SOLE                    31920        0        0
EXXON MOBIL CORP               COM              30231G102     4371    47800 SH       SOLE                    47800        0        0
FIRST SOLAR INC                COM              336433107      554    25000 SH       SOLE                    25000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1698    42900 SH       SOLE                    42900        0        0
GENERAL ELECTRIC CO            COM              369604103     2823   124300 SH       SOLE                   124300        0        0
GOOGLE INC                     CL A             38259P508     1479     1960 SH       SOLE                     1960        0        0
HOME DEPOT INC                 COM              437076102     3019    50000 SH       SOLE                    50000        0        0
HONEYWELL INTL INC             COM              438516106     1415    23680 SH       SOLE                    23680        0        0
INTEL CORP                     COM              458140100     3310   145940 SH       SOLE                   145940        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     4025    19400 SH       SOLE                    19400        0        0
JOHNSON & JOHNSON              COM              478160104     2412    35000 SH       SOLE                    35000        0        0
JPMORGAN CHASE & CO            COM              46625H100     1984    49000 SH       SOLE                    49000        0        0
JUNIPER NETWORKS INC           COM              48203R104     1879   109800 SH       SOLE                   109800        0        0
MCDONALDS CORP                 COM              580135101     2174    23700 SH       SOLE                    23700        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106     1224    16700 SH       SOLE                    16700        0        0
MERCK & CO INC NEW             COM              58933Y105     2548    56500 SH       SOLE                    56500        0        0
MICROSOFT CORP                 COM              594918104     4172   140100 SH       SOLE                   140100        0        0
MORGAN STANLEY                 COM NEW          617446448     1401    83700 SH       SOLE                    83700        0        0
MOSAIC CO NEW                  COM              61945C103     1567    27200 SH       SOLE                    27200        0        0
MYLAN INC                      COM              628530107     1305    53500 SH       SOLE                    53500        0        0
NEXTERA ENERGY INC             COM              65339F101     1266    18000 SH       SOLE                    18000        0        0
ORACLE CORP                    COM              68389X105     1609    51100 SH       SOLE                    51100        0        0
PFIZER INC                     COM              717081103     4423   178000 SH       SOLE                   178000        0        0
PNC FINL SVCS GROUP INC        COM              693475105     2713    43000 SH       SOLE                    43000        0        0
PROCTER & GAMBLE CO            COM              742718109     1186    17100 SH       SOLE                    17100        0        0
QUALCOMM INC                   COM              747525103     1337    21400 SH       SOLE                    21400        0        0
SCHLUMBERGER LTD               COM              806857108     2163    29900 SH       SOLE                    29900        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     1225    34200 SH       SOLE                    34200        0        0
SOUTHERN CO                    COM              842587107     1254    27200 SH       SOLE                    27200        0        0
TEXAS INSTRS INC               COM              882508104     2573    93400 SH       SOLE                    93400        0        0
TIFFANY & CO NEW               COM              886547108     1627    26300 SH       SOLE                    26300        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     1174    16400 SH       SOLE                    16400        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     1878    33900 SH       SOLE                    33900        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2652    58200 SH       SOLE                    58200        0        0
VMWARE INC                     CL A COM         928563402     1248    12900 SH       SOLE                    12900        0        0
WALGREEN CO                    COM              931422109     2514    69000 SH       SOLE                    69000        0        0
WAL-MART STORES INC            COM              931142103     5432    73600 SH       SOLE                    73600        0        0
WELLS FARGO & CO NEW           COM              949746101     5998   173700 SH       SOLE                   173700        0        0